Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Accounting Policies [Line Items]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to
Form10-Q
and Article 8 of Regulation
S-X
of the Securities and Exchange Commission (the “SEC”). Certain information or footnote disclosures normally included in the accompanying condensed consolidated financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of Management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.
The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s prospectus for its IPO Registration Statement as well as the Company’s Current Report on Form
8-K,
as filed with the SEC on May 21, 2025. The interim results for the three and nine months ended September 30, 2025, are not necessarily indicative of the results to be expected for the year ending December 31, 2025 or for any future periods.

Basis of Presentation
The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

Emerging Growth Company
Emerging Growth Company
As an emerging growth company, the Company may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding
advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company that is neither an (i) emerging growth company nor (ii) an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company
As an emerging growth company, the Company may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had cash of $1,135,562 and $0 as of September 30, 2025 and December 31, 2024, respectively. The Company did not have any cash equivalents as of September 30, 2025 or December 31, 2024.

Marketable Securities and Cash Held in Trust Account
Marketable Securities and Cash Held in Trust Account
The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity
in accordance with ASC Topic 320, “Investments—Debt and Equity Securities,”
held-to-maturity
securities are those securities which the Company has the ability and intent to hold until maturity.
Held-to-maturity
treasury securities are recorded at amortized cost on the accompanying condensed consolidated balance sheets and adjusted for the amortization or accretion of premiums or discounts. On September 30, 2025, $419,571,007 was invested in U.S. Treasury Securities and $46 was held in cash, at an amortized cost of $419,552,420 as reflected on the accompanying condensed consolidated balance sheet (see Note 8). On December 31, 2024, no funds were held in the Trust Account.

To fund working capital the Company has permitted withdrawals available up to an annual limit of $1,000,000. These permitted withdrawals are limited to only the interest available that has been earned in excess of the initial deposit at the Initial Public Offering. For the three and nine months ended September 30, 2025, the Company has withdrawn $1,000,000 in interest from the Trust Account for working capital purposes and has no further amounts available for permitted withdrawals until May 15, 2026, which is the
1-year
anniversary of the Initial Public Offering.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Financial Instruments
Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the condensed consolidated balance sheets, primarily due to their short-term nature.

Use of Estimates
Use of Estimates
The preparation of the accompanying unaudited condensed consolidated financial statements in conformity with GAAP requires the Company’s Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the accompanying unaudited condensed consolidated financial statements and the reported amounts of expenses during the reporting period.
Making estimates requires Management to exercise significant judgement. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed consolidated financial statements, which Management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgement. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ signific antly
from those estimates.

Deferred Offering Costs Associated with the Proposed Public Offering
Offering Costs Associated with the Initial Public Offering
The Company complies with the requirements of the ASC Topic
340-10-S99
and SEC Staff Accounting Bulletin Topic 5A, “Expenses of Offering.” Deferred offering costs consist principally of professional and registration fees that are related to the Initial Public Offering. FASB ASC Topic
470-20,
“Debt with Conversion and Other Options,” addresses the allocation of proceeds from the issuance of convertible debt into its equity and debt components. The Company applied this guidance to allocate Initial Public Offering proceeds from the Public Units between the Public Shares and Public Warrants, using the residual method by allocating Initial Public Offering proceeds first to assigned value of the Public Warrants and then to the Public Ordinary Shares. Offering costs allocated to the Public Shares were charged to temporary equity, offering costs allocated to the Public Warrants and Private Placement Warrants were charged to shareholders’ deficit. After Management’s evaluation, the Public Warrants included in the Public Units were accounted for under equity treatment.

Deferred Offering Costs Associated with the Proposed Public Offering
The Company complies with the
requirements
of the ASC 340-10-S99 and SEC Staff Accounting Bulletin Topic 5A, —“Expenses of Offering.” Deferred offering costs consist principally of professional and registration fees that are related to the Proposed Public Offering. FASB ASC 470-20, “Debt with Conversion and Other Options,” addresses the allocation of proceeds from the issuance of convertible debt into its equity and debt components. The Company applies this guidance to allocate Proposed Public Offering proceeds from the Units between Class A ordinary shares and warrants, using the residual method by allocating Proposed Public Offering proceeds first to assigned value of the warrants and then to the Class A ordinary shares. Offering costs allocated to the Class A ordinary shares will be charged to temporary equity, offering costs allocated to the Public and Private Placement Warrants will be charged to shareholder’s deficit after management’s evaluation that these will be accounted for under equity treatment. Should the Proposed Public Offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.

Income Taxes
Income Taxes
The Company accounts for income taxes under ASC Topic 740, “Income Taxes” (“ASC 740”), which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statements and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s Management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of September 30, 2025 and December 31, 2024, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented.

Income Taxes
The Company accounts for income taxes under ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of December 31, 2024, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented.

Class A Shares Subject to Possible Redemption
Class A Shares Subject to Possible Redemption
The Public Shares contain a redemption feature that allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a shareholder vote (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial
Business Combination activity, or if there is a shareholder vote or tender offer in connection with the Company’s initial Business Combination. In accordance with ASC Topic
480-10-S99,
“Distinguishing Liabilities from Equity,” the Company classifies Public Shares subject to redemption outside of permanent equity as the redemption provisions are not solely within the control of the Company. The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of redeemable shares to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption value. The change in the carrying value of redeemable shares will result in charges against additional paid-in
capital (to the extent available) and accumulated deficit. Accordingly, as of September 30, 2025, Class A Ordinary Shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s condensed consolidated balance sheet.
As of September 30, 2025, the Class A Ordinary Shares subject to possible redemption reflected in the condensed consolidated balance sheet are reconciled in the following table:

Gross proceeds	$414,000,000
Less:
Proceeds allocated to Public Warrants	(3,177,450)
Class A Ordinary Shares issuance cost	(4,591,537)
Plus:
Accretion of carrying value to redemption value	8,927,505

Class A Ordinary Shares subject to possible redemption, June 30, 2025	415,158,518
Plus:
Accretion of carrying value to redemption value	4,393,948

Class A Ordinary Shares subject to possible redemption, September 30, 2025	$419,552,466

Warrant Instruments
Warrant Instruments
The Company accounts for the Public and Private Placement Warrants issued in connection with the Initial Public Offering and the Private Placement in accordance with the guidance contained in FASB ASC Topic 815, “Derivatives and Hedging”. Accordingly, the Company evaluated and classified the warrant instruments under equity treatment at their assigned value.

Warrant Instruments
The Company will account for the Public and Private Warrants to be issued in connection with the Proposed Public Offering and the private placement in accordance with the guidance contained in FASB ASC Topic 815, “Derivatives and Hedging”. Accordingly, the Company evaluated and will classify the warrant instruments under equity treatment at their assigned value. There are no Public or Private Warrants currently outstanding as of December 31, 2024.

Net Income (Loss) per Ordinary Share
Net Loss per Ordinary Share
The Company complies with accounting and disclosure requirements of ASC 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A Ordinary Shares and Class B Ordinary Shares. Income and losses are shared pro rata between the two classes of shares. Net loss per ordinary share is calculated by dividing the net loss by the weighted average number of Ordinary Shares outstanding for the respective period. Diluted net loss per share attributable to holders of the Company’s Ordinary Shares (the “Ordinary Shareholders”) adjusts the basic net loss per share attributable to Ordinary Shareholders and the weighted-average Ordinary Shares outstanding for the potentially dilutive impact of outstanding Warrants. However, because the Warrants are anti-dilutive, the Warrants are not included in loss per Ordinary Share for the periods presented.
With respect to the accretion of Class A Ordinary Shares subject to possible redemption and consistent with ASC Topic
480-10-S99-3A,
the Company treated accretion in the same manner as a dividend paid to the shareholders in the calculation of the net loss per Ordinary Share.

The following table reflects the calculation of basic and diluted net loss per Ordinary Share:

	For the Three Months Ended September 30,					For the Nine Months Ended September 30,		For the Period from January 4, 2024 (inception) through September 30,
	2025			2024		2025		2024
	Class A		Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Net loss	$	(26,746,333)	$(6,638,478)	$—	$(69)	$(21,560,097)	$(9,869,628)	$—	$(51,910)
Denominator:
Basic weighted average shares outstanding		41,700,000	10,350,000	—	9,000,000	21,156,618	9,684,926	—	9,000,000

Basic and diluted net loss per share		$(0.64)	$(0.64)	$—	$(0.00)	$(1.02)	$(1.02)	$—	$(0.01)

Net Loss per Ordinary Share
Net loss per share is computed by dividing net loss by the weighted average number of ordinary shares issued and outstanding during the period, excluding ordinary shares subject to forfeiture. Weighted average shares were reduced for the effect of an aggregate of 1,125,000 Class B ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). At

December 31, 2024, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the periods presented.

Recent Accounting Standards
Recent Accounting Standards
In November 2024, FASB issued Accounting Standards Update (“ASU”) 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses” (“ASU
2024-03”).
Under ASU
2024-03,
a public entity would be required to disclose information about purchases of inventory, employee compensation, depreciation, intangible asset amortization, and depletion for each income statement line item that contains those expenses. ASU
2024-03
is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. ASU
2024-03
allows for early adoption and requires either prospective adoption to financial statements issued for reporting periods after the effective date of ASU
2024-03
or retrospectively to any or all prior periods presented in the financial statements. The Company’s Management does not believe the adoption of ASU
2024-03
will have a material impact on its unaudited condensed consolidated financial statements and disclosures.
Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s unaudited condensed consolidated financial statements.

Recent Accounting Standards
In August 2020, the FASB issued ASU 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40)” (“ASU 2020-06”), to simplify certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion
and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023 and should be applied on a full or modified retrospective basis. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company adopted ASU 2020-06 as of January 4, 2024 (inception).
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating officer decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. The ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in Topic 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-07 on January 4, 2024 (inception).
Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Derivative Financial Instruments
Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC 815. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the issuance date and is then re-valued
at each reporting date, with changes in the fair value reported in the unaudited condensed consolidated statements of operations. Derivative liabilities are classified in the condensed consolidated balance sheets as current or non-current
based on whether
net-cash
settlement or conversion of the instrument could be required within 12 months of the balance sheet date.
The subscription agreement liability meets the criteria for derivative liability classification. As such, the subscription agreement liability is recorded at its initial fair value on the date of issuance, and each unaudited condensed consolidated balance sheet date thereafter. Changes in the estimated fair value of the derivative liability is recognized as a non-cash
gain or loss on the condensed consolidated statements of operations. The fair value of the subscription agreement liability is discussed in Note 8.

Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the statement of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date. The underwriters’ over-allotment option is deemed to be a freestanding financial instrument indexed on the shares subject to redemption and will be accounted for as a liability pursuant to ASC 480 if not fully exercised at the time of the initial public offering.

Principles of Consolidation
Principles of Consolidation
On September 2, 2025, the Merger Subs were formed.
The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

ColdQuanta Inc dba Infleqtion [Member]
Accounting Policies [Line Items]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements include the results of ColdQuanta and its wholly owned subsidiaries and have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and the applicable rules of the U.S. Securities and Exchange Commission’s (“SEC”) regarding interim financial reporting. Accordingly, they do not include all information and notes required by GAAP for complete financial statements due to the permitted exclusion of certain disclosures for interim reporting. In the opinion of management, these condensed consolidated financial statements reflect all adjustments that are of a normal recurring nature necessary for a fair presentation of the results of operations, financial condition and cash flows for the interim periods presented. All intercompany balances and transactions have been eliminated in consolidation.

The results of operations for the interim periods presented are not necessarily indicative of results to be expected for the full year or future periods. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s consolidated financial statements for the years ended December 31, 2024 and 2023.

Basis of Presentation
The accompanying consolidated financial statements include the financial results of ColdQuanta and its wholly owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). All intercompany balances and transactions have been eliminated in consolidation.

Emerging Growth Company
Emerging Growth Company
Section 102(b)(1) of the Jumpstart Our Business Startups Act (“JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard, until such time the Company is no longer considered to be an emerging growth company. At times, the Company may elect to early adopt a new or revised standard.

Emerging Growth Company
Section 102(b)(1) of the Jumpstart Our Business Startups Act (“JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth
companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard, until such time the Company is no longer considered to be an emerging growth company. At times, the Company may elect to early adopt a new or revised standard.

Cash and Cash Equivalents
Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents include cash in banks, checking deposits and money market funds. The Company considers all highly liquid investments purchased with an original maturity at the date of acquisition of three months or less to be cash equivalents. Cash balances, which may be in excess of federally insured limits, are deposited in financial institutions. At September 30, 2025 and December 31, 2024, the Company’s restricted cash totaled $0.2 million, related to cash deposits for an office-building lease. The restricted cash is classified as other long-term assets on the Company’s condensed consolidated balance sheets.

Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents include cash in banks, checking deposits and money market funds. The Company considers all highly liquid investments purchased with an original maturity at the date of acquisition of three months or less to be cash equivalents. Cash balances, which may be in excess of federally insured limits, are deposited in financial institutions. At December 31, 2024 and 2023, the Company’s restri cted
cash totaled $0.2 million related to cash deposits for an office-building lease. The restricted cash is classified as other long-term assets on the Company’s consolidated balance sheets.

Concentration of Credit Risk
Concentrations of Credit Risk and other Risks and Uncertainties
Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents, available-for-sale
securities and accounts receivable. The Company’s cash and cash equivalents are deposited at high-credit-quality financial institutions. The Company’s deposit balances at these institutions routinely exceed federally insured limits. The Company has not experienced any credit losses relating to its cash and cash equivalents and does not believe there is exposure to any significant credit risk on such accounts. See the section below for further information on available-for-sale
securities.
The majority of the Company’s accounts receivable is derived from governmental institutions and commercial customers primarily located in the U.S., U.K., Australia and Japan. At September 30, 2025, two customers represented
55% and 23% of total accounts receivable. At December 31, 2024, two customers represented 57% and 25% of total accounts receivable. There have been no credit losses since the Company’s inception.
Significant customers are those that represent more than 10% of the Company’s total revenue. During the nine months ended September 30, 2025, two customers represented 54% and 16% of total revenue. During the nine months ended September 30, 2024, three customers represented 32%
, 27%
and 18% of total revenue.
A significant portion of the Company’s resources are engaged in supplying services and technological equipment to the U.S. and U.K. governments and can be subject to certain business risks unique to being a government contractor. Sales to government entities may be affected by changes in procurement policies, turnover of key personnel, budget considerations, political developments abroad, and other factors. In addition, the Company is subject to periodic compliance audits by the U.S. and U.K. governments.
The Company is also subject to the risks inherent in any technological business model, including the development of competing products and technologies and the related risk of obsolescence. The Company’s current focus is on research and development of quantum technology. However, the quantum technology industry is still in its early stage, and the Company may not be successful in all of its research and development.

Concentrations of Credit Risk and other Risks and Uncertainties
Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company’s cash and cash equivalents are deposited at high-credit-quality financial institutions. The Company’s deposit balances at these institutions routinely exceed federally insured limits. The Company has not experienced any credit losses relating to its cash and cash equivalents and does not believe there is exposure to any significant credit risk on such accounts.
The majority of the Company’s accounts receivable is derived from governmental institutions and commercial customers primarily located in the U.S., U.K., and Japan. At December 31, 2024, two customers represented 57% and 25% of total accounts receivable. At December 31, 2023, three customers represented 46%, 21%, and 11% of total accounts receivable. There have been no credit losses since the Company’s inception.
Significant customers are those that represent more than 10% of the Company’s total revenue. During the year ended December 31, 2024, 36%, 32%, and 12% of total revenue is attributable to customers related to the UK government, the U.S. government and the Japanese government, respectively
. During the year ended December 31, 2023, two customers represented 56% and 13% of total revenue.
A significant portion of the Company’s resources are engaged in supplying services and technological equipment to the U.S. and U.K. governments and can be subject to certain business risks unique to being a government contractor. Sales to government entities may be affected by changes in procurement policies, turnover of key personnel, budget considerations, political developments abroad, and other factors. In addition, the Company is subject to periodic compliance audits by the U.S. and U.K. governments.
The Company is also subject to the risks inherent in any technological business model, including the development of competing products and technologies and the related risk of obsolescence. The Company’s current focus is on research and development of quantum technology. However, the quantum technology industry is still in its early stage, and the Company may not be successful in all of its research and development.

Use of Estimates
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in these condensed consolidated financial statements and the accompanying notes.
Significant estimates and judgments are inherent in the analysis and measurement of items including, but not limited to, the selection of the method to measure progress in the satisfaction of performance obligations in revenue arrangements recognized over time and the related estimate of total expected costs for the revenue arrangement, the useful lives of long-lived assets, the fair value of stock-based awards, the fair value of assets and liabilities acquired in business combinations, the fair value of contingent consideration, and the fair value of assets and reporting units associated with impairment losses. Management bases its estimates and assumptions on current facts, historical experience, expectations, forecasts, trends, and various other factors that are believed to be reasonable under the circumstances. Due to the inherent uncertainty involved in making estimates, actual results could differ materially from such estimates and assumptions.

Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in these consolidated financial statements and the accompanying notes.
Significant estimates and judgments are inherent in the analysis and measurement of items including, but not limited to, the selection of the method to measure progress in the satisfaction of performance obligations in revenue arrangements recognized over time and the related estimate of total expected costs for the revenue arrangement, the useful lives of long-lived assets, the fair value of stock-based awards, the fair value of assets and liabilities acquired in business combinations, the fair value of contingent consideration, and the fair value of assets and reporting units associated with impairment losses. Management bases its estimates and assumptions on current facts, historical experience, expectations, forecasts, trends, and various other f acto
rs that are believed to be reasonable under the circ
umst
ances. Due to the inherent uncertainty involved in making estimates, actual results could differ materially from such estimates and assumptions.

Income Taxes
Income Taxes
Income taxes are accounted for under the asset and liability method. The provision for income taxes represents income taxes paid or payable for the current year plus the change in deferred taxes during the year. Current and deferred income taxes are measured based on the tax laws that are enacted as of the balance sheet date of the relevant reporting period. Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities and their respective tax bases using tax rates in effect for the year in which the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations and comprehensive loss in the period when the change is enacted. A valuation allowance is established when it is more likely than not, based on available positive and negative evidence that some or all of the Company’s deferred tax assets will not be realized.
The Company recognizes the effect of a tax position when it is more likely than not, based on technical merits, that the position will be sustained upon examination by the appropriate taxing authorities. The amount of tax benefit recognized for an uncertain tax position is the largest amount of benefit with a greater than 50 percent likelihood of being realized. Unrecognized tax benefits are included within other liabilities if recognized and are charged to earnings in the period that such determination is made. The Company records interest and penalties related to tax uncertainties, if applicable, as a component of income tax expense.
The Company accounts for the tax effects of global intangible low-taxed
income (“GILTI”) as a component of income tax expense in the period the tax arises, to the extent applicable.

Net Income (Loss) per Ordinary Share
Loss Per Share
Basic net loss per share attributable to common stockholders is computed by dividing net loss by the weighted-average number of shares of common stock outstanding for the period.
Diluted net loss per share attributable to common stockholders is computed by dividing net loss by the weighted-average number of shares of common stock outstanding in the basic net loss per share calculation plus the number of potential shares of common stock that would be issued assuming exercise or conversion of all potentially dilutive securities. In periods with a reported net loss, the effects of anti-dilutive potential common shares are excluded and diluted net loss per share is equal to basic net loss per share.

Recent Accounting Standards
Accounting Pronouncements Recently Issued or Adopted
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2023-09,
Improvements to Income Tax Disclosures
, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. This ASU is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. This ASU is effective for the Company for annual periods beginning after December 15, 2024, with the option to apply the ASU retrospectively. The Company determined that the adoption of this ASU will not have a material impact on the consolidated financial statements.
In November 2024, the FASB issued ASU
2024-03:
Disaggregation of Income Statement Expenses
. This ASU requires additional disclosure of the nature of expenses included in the income statement. This ASU is effective for the Company for annual periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027, with the option to apply the ASU retrospectively. The Company is currently evaluating the extent of the impact of this ASU on the disclosures in the Company’s consolidated financial statements.
In May 2025, the FASB issued ASU
2025-03,
which amends guidance in ASC 805,
Business Combinations
and ASC 810,
Consolidation
related to determining the accounting acquirer in a business combination when the legal acquiree is a variable interest entity (“VIE”). The update removes the previous requirement that the primary beneficiary of a VIE is automatically the accounting acquirer. Instead, entities must apply the general factors in ASC
805-10-55-12
through
55-15
when the transaction is primarily impacted by exchanging equity interests. This change allows certain transactions, including those involving VIEs, to be accounted for as reverse acquisitions when appropriate. This ASU is effective for the Company for annual periods beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company early adopted this ASU effective January 1, 2025. The adoption of this ASU did not have a material impact on the consolidated financial statements.
In November 2025, the FASB issued ASU
2025-06,
which modernizes accounting for
internal-use
software development costs, aligning with evolving technology practices. This ASU is effective for the Company for annual periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the extent of the impact of this ASU on the Company’s consolidated financial statements.
In November 2025, the FASB issued ASU
2025-07,
which clarifies derivative scope exceptions and provides guidance for share-based noncash consideration in revenue contracts. This ASU is effective for the Company for annual periods beginning after December 15, 2026, with early adoption permitted. The Company is currently evaluating the extent of the impact of this ASU on the Company’s consolidated financial statements.
In December 2025, the FASB issued ASU
2025-10,
which establishes guidance on the recognition, measurement and presentation of a government grant received by a business entity. U.S. GAAP did not provide such guidance, and many business entities have been analogizing to International Accounting Standard (“IAS”) 20 or other guidance when accounting for government grants. The ASU incorporates elements of IAS 20 into US GAAP, modifying certain aspects of that standard’s scope, recognition threshold and other implementation guidance. This ASU is effective for the Company for annual periods beginning after December 15, 2028, with early adoption permitted. The Company is currently evaluating the extent of the impact of this ASU on the Company’s consolidated financial statements.

Accounting Pronouncements Recently Issued or Adopted
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No.
2016-13,
 Financial Instruments—Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments
 (“ASU
2016-13”).
The main objective of ASU
2016-13
is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. To achieve this objective, the amendments in ASU
2016-13
replace the incurred loss impairment methodology in current U.S. GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. In April 2019, the FASB issued ASU
2019-04
—Codification Improvements to Topic 326, Financial Instruments—Credit Losses; Topic 815, Derivatives and Hedging; and Topic 825, Financial Instruments
, which provides codification improvements to Topic 326, Topic 815, and Topic 825. The amendments clarify certain aspects of accounting for credit losses, hedging activities, and financial instruments. In November 2019, the FASB issued ASU
2019-11
—Codification Improvements to Topic 326, Financial Instruments—Credit Losses
, to further clarify and refine certain aspects of the credit loss model introduced in ASU
2016-13.
These ASUs became effective for the Company for annual periods beginning after December 31, 2022, including interim periods within those years, and must be adopted under a modified retrospective approach. The Company concurrently adopted these ASUs effective January 1, 2023. The Company determined that the adoption of the ASUs did not have a material impact on the consolidated financial statements.

In January 2017, the FASB issued ASU
2017-04,
Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment
. This ASU eliminates Step 2 of the goodwill impairment test, which required comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value (i.e. measure the charge based on the current Step 1 of the goodwill impairment test. Any impairment charge will be limited to the amount of goodwill allocated to an impacted reporting unit. This ASU became effective for the Company for annual periods beginning after December 15, 2022. The Company adopted this ASU effective January 1, 2023, on a prospective basis. The Company determined that the adoption of this ASU did not have a material impact on the consolidated financial statements.
In August 2020, the FASB issued ASU
No. 2020-06,
Debt—(Topic 815),
which simplifies an issuer’s accounting for convertible instruments and its application of the derivatives scope exception for contracts in its own equity. This ASU was effective for the Company for annual periods beginning after December 15, 2023. The Company adopted this ASU effective as of January 1, 2024. The Company determined that the adoption of this ASU did not have a material impact on the consolidated financial statements.
In November 2023, the FASB issued ASU
2023-07,
Segment Reporting (Topic 280):
Improvements to Reportable Segment Disclosures
to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. This ASU requires disclosure of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. It also requires disclosure of the title and position of the individual identified as the CODM as well as disclosure over the method in which the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and determining the allocation of resources. This ASU is effective for the Company for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024 and must be applied on a retrospective basis. The Company adopted this ASU effective January 1, 2024, on a retrospective basis. The Company determined that the adoption of this ASU did not have a material impact on the consolidated financial statements.
In December 2023, the FASB issued ASU
No. 2023-09,
Improvements to Income Tax Disclosures
, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. This ASU is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. This ASU is effective for the Company for annual periods beginning after December 15, 2024, with the option to apply the ASU retrospectively. The Company determined that the adoption of this ASU will not have a material impact on the consolidated financial statements.
In November 2024, the FASB issued ASU
No. 2024-03:
Disaggregation of Income Statement Expenses
. This ASU requires additional disclosure of the nature of expenses included in the income statement. This ASU is effective for the Company for annual periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027, with the option to apply the ASU retrospectively. The Company is currently evaluating the extent of the impact of this ASU on the disclosures in the Company’s consolidated financial statements.

Fair Value Measurements
Fair Value Measurements
The carrying value of certain financial instruments held by the Company are measured at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines the fair value of its financial instruments based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. As a basis for considering such assumptions, the following hierarchy lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market:

•	Level 1 —Observable inputs such as quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities;

•
Level 2
—Observable inputs such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, or model-derived valuations whose significant inputs are observable; and

•	Level 3 —Unobservable inputs that are significant to the measurement of fair value but are supported by little to no market data, requiring the Company to develop its own assumptions.
Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and consideration of factors specific to the asset or liability.
Changes in assumptions or in market conditions could significantly affect the estimates. The Company determines whether transfers have occurred between levels in the fair v alue hier
archy by reassessing the inputs used in determining fair value at the end of each reporting period.
The following table sets forth the fair value of financial instruments that were measured at fair value on a recurring basis (in thousands):

	As of
	September 30, 2025				December 31, 2024
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Financial Assets:
Money market funds	$19,423	$19,423	$—	$—	$42,740	$42,740	$—	$—
Available-for-sale s ecurities	51,415	51,415	—	—	—	—	—	—

Total financial assets	$70,838	$70,838	$—	$—	$42,740	$42,740	$—	$—

The Company’s money market funds, presented within cash and cash equivalents on the condensed consolidated balance sheets, are classified within Level 1 of the fair value hierarchy as the fair value is based on quoted prices in active markets.
The Company’s financial assets and liabilities that are not measured at fair value on a recurring basis consist of cash and cash equivalents (excluding the money markets funds in the table above), accounts receivable, accounts payable, accrued liabilities, and deferred consideration payable. The carrying amounts of these financial assets and liabilities approximate their fair value due to the short-term nature of these instruments.
The Company’s
non-financial
assets, which primarily consist of property and equipment, goodwill, and intangible assets, are not required to be measured at fair value on a recurring basis and instead are reported at their cost basis. H
o
wever, on a periodic basis whenever events or changes in circumstances indicate that their carrying amount may not be fully recoverable, non-financial
assets are assessed for impairment. The fair value measurements, in such instances, are based on market participant assumptions which would fall within Level 3 of the fair value hierarchy.

Fair Value Measurements
The carrying value of certain financial instruments held by the Company are measured at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines the fair value of its financial instruments based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. As a basis for considering such assumptions, the following hierarchy lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market:

•	Level 1 —Observable inputs such as quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities;

•
Level
 2
—Observable inputs such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, or model-derived valuations whose significant inputs are observable; and

•	Level 3 —Unobservable inputs that are significant to the measurement of fair value but are supported by little to no market data, requiring the Company to develop its own assumptions.
Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and consideration of factors specific to the asset or liability. Changes in assumptions or in market conditions could significantly affect the estimates. The Company determines whether transfers have occurred between levels in the fair value hierarchy by reassessing the inputs used in determining fair value at the end of each reporting period.

The following table sets forth the fair value of financial instruments that were measured at fair value on a recurring basis (in thousands):

	As of December 31,
	2024				2023
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Financial Assets:
Money market funds	$42,740	$42,740	$—	$—	$23,432	$23,432	$—	$—
Available-for-sale Securities	—	—	—	—	12,660	12,660	—	—

Total financial assets	$42,740	$42,740	$—	$—	$36,092	$36,092	$—	$—

Financial Liabilities:
Simple Agreement for Future Equity (SAFE)	$—	$—	$—	$—	$1,425	$—	$—	$1,425

Total financial liabilities	$—	$—	$—	$—	$1,425	$—	$—	$1,425

The Company’s money market funds, presented within cash and cash equivalents on the consolidated balance sheets, are classified within Level 1 of the fair value hierarchy as the fair value is based on quoted prices in active markets. The Company’s available-for-sale
securities are classified within Level 1 of the fair value hierarchy as the fair value is based on quoted prices in active markets. The Company’s Simple Agreement for Future Equity Notes (“SAFE Notes”) are classified within Level 3 of the fair value hierarchy as their valuation incorporates significant unobservable inputs and relies on Company-specific assumptions. SAFE Notes were converted into shares of Series
C-1
convertible redeemable preferred stock as discussed in Footnote 10—
SAFE Notes and
Footnote 12
—Convertible Redeemable Preferred Stock
.
The Company’s financial assets and liabilities that are not measured at fair value on a recurring basis consist of cash and cash equivalents (excluding the money markets funds in the table above), accounts receivable, accounts payable, accrued liabilities, and deferred consideration payable. The carrying amounts of these financial assets and liabilities approximate their fair value due to the short-term nature of these instruments.
The Company’s
non-financial
assets, which primarily consist of property and equipment, goodwill, and intangible assets, are not required to be measured at fair value on a recurring basis and instead are reported at their cost basis. However, on a periodic basis whenever events or changes in circumstances indicate that their carrying amount may not be fully recoverable, non-financial
assets are assessed for impairment. The fair value measurements, in such instances, are based on market participant assumptions which would fall within Level 3 of the fair value hierarchy.

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with ASC 718,
Compensation—Stock Compensation.
The Company’s stock-based compensation awards are all equity-classified and consist of stock options and restricted stock awards (“RSA”). The Company has sufficient authorized but unissued common shares to satisfy all of the convertible redeemable preferred stock conversions and stock-based compensation awards. Stock-based compensation cost is measured based on the fair value of the awards as determined on the grant date. The Company recognizes stock-based compensation expense using the graded attribution method in which expense is recognized on a straight-line basis over the requisite service period for each separately vesting portion of the stock option or RSA as if the award was, in substance, multiple awards. The fair value of each stock option is estimated on the date of grant using the Black-Scholes option-pricing model, which requires extensive use of accounting judgment and financial estimates, including estimates of the fair value of the underlying common stock, the expected term participants will retain their vested stock options before exercising them, the estimated volatility of the common stock price over the expected term, the risk free rate, and expected dividend yield. The fair value of restricted stock awards is determined based on the estimated fair market value of the Company’s common stock on the grant date.
Because shares of the Company’s common stock are not publicly traded, the fair market value is established through a third-party valuation using a probability weighted expected return method. The valuation considers several factors requiring extensive use of judgement, including recently completed equity transactions, historical and forecasted financial performance, selection of peer companies, the estimated value and probability of future equity transactions and other relevant qua litativ
e and quantitative inputs. The Company accounts for forfeitures as they occur.

Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with ASC 718,
Compensation
—
Stock Compensation
. The Company’s stock-based compensation awards are all equity-classified and consist of stock options and restricted stock awards (“RSA”). The Company has sufficient authorized but unissued common shares to satisfy all of the convertible redeemable preferred stock conversions and stock-based compensation awards. Stock-based compensation cost is measured based on the fair value of the awards as determined on the grant date. The Company recognizes stock-based compensation expense using the graded attribution method in which expense is recognized on a straight-line basis over the requisite service period for each separately vesting portion of the stock option or RSA as if the award was, in substance, multiple awards. The fair value of each stock option is estimated on the date of grant using the Black-Scholes option-pricing model, which requires extensive use of accounting judgment and financial estimates, including estimates of the fair value of the underlying common stock, the expected term participants will retain their vested stock options before exercising them, the estimated volatility of the common stock price over the expected term, the risk free rate, and expected dividend yield. The fair value of restricted stock awards is determined based on the estimated f air
market value of the Company’s common stock on the grant date. Because the Company’s shares are not publicly traded, the fair market value is established through an independent third-party valuation, which considers a number of factors, including recent equity transactions, financial performance, peer companies, and other relevant qualitative and quantitative inputs. The Company accounts for forfeitures as they occur.

Nature of Operations
Nature of Operations
ColdQuanta, Inc. dba Infleqtion (“ColdQuanta”) together with its wholly owned subsidiaries, (collectively the “Company” or “Infleqtion”) develops and commercializes quantum technology products as part of a full-stack platform, which currently includes offerings such as: quantum sensing, quantum computing and software. The Company’s quantum-enabled solutions are focused on addressing pressing challenges, with technologies actively deployed across a number of sectors today, including defense and security, artificial intelligence (“AI”), energy optimization, space and frontier, materials discovery, and cybersecurity. The Company’s quantum sensors and computers are supported by the Company’s proprietary software, Superstaq, which serves as a control panel for future hybrid quantum-classical workflows. In addition, the Company has developed contextual machine learning software, based on quantum physics principles, that increases AI performance today on classical graphics processing units. To serve the market as a multi-platform quantum technology company, the Company engages in multiple research and development areas. Infleqtion is engaged in research and development of neutral atom quantum computers that may have uses in military, drug design, investment strategies, encryption-cracking, and complex scheduling problems. The Company is also a developer and supplier of Bose-Einstein condensates and cold atom devices, instruments and systems, and quantum software applications and platforms. The Company’s customers are primarily government agencies of the United States (“U.S.”), such as the U.S. Department of War, the Defense Advanced Research Projects Agency, and similar government agencies in the United Kingdom (“U.K.”) who contract with the Company for research and development services and the production of technical devices. The Company also sells critical supply chain quantum devices and machines to commercial customers.
ColdQuanta, Inc. was formed as a Colorado corporation on February 7, 2007 and subsequently converted to a Delaware corporation on June 29, 2018. The Company is located and headquartered in Colorado and also has operations in; Illinois; Texas; Wisconsin; Melbourne, Australia and Oxford, U.K.

Nature of Operations
ColdQuanta, Inc. dba Infleqtion (“ColdQuanta”) together with its wholly owned subsidiaries, (collectively the “Company” or “Infleqtion”) develops and commercializes quantum technology products as part of a full-stack platform, which currently includes offerings such as: quantum sensing, quantum computing and software. The Company’s quantum-enabled solutions are focused on addressing pressing challenges, with technologies actively deployed across a number of sectors today, including defense and security, artificial intelligence (“AI”), energy optimization, space and frontier, materials discovery, and cybersecurity. The Company’s quantum sensors and computers are supported by the Company’s proprietary software, Superstaq, which serves as a control panel for future hybrid quantum-classical workflows. In addition, the Company has developed contextual machine learning software, based on quantum physics principles, that increases AI performance today on classical graphics processing units. To serve the market as a multi-platform quantum technology company, the Company engages in multiple research and development areas. Infleqtion is engaged in research and development of neutral atom quantum computers that may have uses in military, drug design, investment strategies, encryption-cracking, and complex scheduling problems. The Company is also a developer and supplier of Bose-Einstein condensates and cold atom devices, instruments and systems, and quantum software applications and platforms. The Company’s customers are primarily government agencies of the United States (“U.S.”), such as the U.S. Department of War, the Defense Advanced Research Projects Agency, and similar government agencies in the United Kingdom (“U.K.”) who contract with the Company for research and development services and the production of technical devices. The Company also sells critical supply chain quantum devices and machines to commercial customers.
ColdQuanta, Inc. was formed as a Colorado corporation on February 7, 2007 and subsequently converted to a Delaware corporation on June 29, 2018. The Company is located and headquartered in Colorado and also has operations in; Illinois; Texas; Wisconsin; Melbourne, Australia and Oxford, U.K.

Churchill Capital Corp X Business Combination Agreement
Churchill Capital Corp X Business Combination Agreement
On September 8, 2025, the Company entered into a definitive business combination agreement (the “BCA”) with Churchill Capital Corp X (“CCX”), a publicly traded special purpose acquisition company. Under the terms of the BCA, AH Merger Sub I, Inc., a direct, wholly-owned subsidiary of CCX, will merge with and into Infleqtion, with Infleqtion continuing as the surviving corporation, and immediately thereafter, such surviving corporation will merge with and into AH Merger Sub II, LLC (“Merger Sub II”), another direct, wholly-owned subsidiary of CCX, with Merger Sub II continuing as the surviving entity and as a wholly-owned subsidiary of CCX (collectively, the “transaction”). In connection with the transaction, CCX will change its name to “Infleqtion, Inc.” The transaction is expected to close in the first half of 2026, subject to customary closing conditions, including regulatory approvals and approval by CCX shareholders.

Significant Accounting Policies
Significant Accounting Policies
There were no material changes to the significant accounting policies disclosed in “Note 1 – Summary of Operations and Significant Accounting Policies” of the Company’s consolidated financial statements for the year ended December 31, 2024 and 2023.

Accounts Receivable
Accounts Receivable
Accounts receivable primarily consist of amounts due from customers for which the Company has an unconditional right to receive payment for delivery of products and the performance of services. The Company’s customers primarily consist of the U.S. federal government and its agencies, and universities. Amounts are generally due 30 days from the invoice date and do not bear interest.
On a periodic basis, management evaluates its accounts receivable to determine whether to provide an allowance for credit losses. Management considers relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of receivables.
The Company did not have an allowance for credit losses as of September 30, 2025 and December 31, 2024.

Accounts Receivable
Accounts receivable primarily consist of amounts due from customers for which the Company has an unconditional right to receive payment for delivery of products and the performance of services. The Company’s customers primarily consist of the U.S. federal government and its agencies, and universities. Amounts are generally due 30 days from the invoice date and do not bear interest.
On a periodic basis, management evaluates its accounts receivable to determine whether to provide an allowance for credit losses. Management considers relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of receivables.
The Company did not have an allowance for credit losses as of December 31, 2024 or 2023.

Available-for-sale securities
Available-for-sale
securities
Available-for-sale
securities may consist of investment grade commercial paper, corporate bonds, federal agency bonds, government bonds, and other bonds issued in the U.S. (and denominated in the U.S. dollar) by foreign entities. Current available-for-sale
securities are those with maturities of greater than three months, but less than one year. Noncurrent available-for-sale
securities hold maturities greater than one year. The Company evaluates the classification of its securities at the time of purchase and re-evaluates
such determination at each balance sheet date, which includes an assessment of the intent to hold the available-for-sale
securities. The Company’s securities policy sets minimum credit quality criteria and maximum maturity limits on the securities it holds to provide for preservation of capital, liquidity, and a reasonable rate of return. The Company classifies its securities as available-for-sale.
Available-for-sale
securities are recorded at fair value. Unrealized holding gains and losses on available-for-sale
securities (except for credit losses) are excluded from net loss and are reported as a separate component of accumulated other comprehensive (loss) income until realized. The amortized cost of debt securities is adjusted for amortization and premiums and accretion of discounts to maturity, the net amount of which, along with interest and realized gains and losses are included in interest income (expense), net in the consolidated statements of operations. Realized gains are derived using the specific identification method for determining the cost of the securities sold. The Company evaluates whether a credit loss exists, and in the event a credit loss does exist, the credit loss is recognized in the consolidated statements of operations based on the amount that the fair value is less than the amortized cost.
The following table summarizes the unrealized positions disaggregated by class of instrument as of September 30, 2025:

	At September 30, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
US Treasury securities	$12,073	$25	$—	$12,098
Corporate debt	39,237	80	—	39,317

Total	$51,310	$105	$—	$51,415

The following table provides the amortized cost and fair value of securities by contractual maturity as of September 30, 2025:

Fair Value
Maturing within one year	$31,132
Maturing after one to five years	20,283

Total	$51,415

For securities classified as
available-for-sale
that are
in an unrealized loss position as of the balance sheet date, the Company assesses whether or not it intends to sell the security, or more-likely-than-not
will be required to sell the security, before recovery of its amortized cost basis which would require a write-down to fair value through net income. As of September 30, 2025, there were no available-for-sale
debt securities in a loss position. An allowance for credit losses (“ACL”) was not deemed necessary related to available-for-sale
securities as of September 30, 2025. There were no debt securities classified as available-for-sale
as of December 31, 2024.

Available-for-sale
securities
Available-for-sale
securities may consist of investment grade commercial paper, corporate bonds, federal agency bonds, government bonds, and other bonds issued in the U.S. (and denominated in the U.S. dollar) by foreign entities. Current available-for-sale
securities are those with maturities of greater than three months, but less than one year. Noncurrent available-for-sale
securities hold maturities greater than one year. The Company evaluates the classification of its securities at the time of purchase and re-evaluates
such determination at each balance sheet date, which includes an assessment of the intent to hold the available-for-sale
securities. The Company’s securities policy sets minimum credit quality criteria and maximum maturity limits on the securities it holds to provide for preservation of capital, liquidity, and a reasonable rate of return. The Company classifies its securities as available-for-sale.
Available-for-sale
securities are recorded at fair value. Unrealized holding gains and losses on available-for-sale
securities (except for credit losses) are excluded from net loss and are reported as a separate component of accumulated other comprehensive (loss) income until realized. Realized gains and losses are included in interest income in the consolidated statements of operations and are derived using the specific identification method for determining the cost of the securities sold. The Company evaluates whether a credit loss exists, and in the event a credit loss does exist, the credit loss is recognized in the consolidated statements of operations based on the amount that the fair value is less than the amortized cost. The Company sold all of its available-for-sale
securities in 2024.

Inventories
Inventories
Inventories are stated at the lower of cost or net realizable value under the first-in-first-out
(FIFO) assumption. Cost is determined using the weighted-average cost method. Costs include direct materials, direct labor, and indirect facilities overhead costs that are allocated to inventory based on the portion of the Company’s facilities used in manufacturing. Adjustments to reduce the cost of inventory to its net realizable value, if required, are made for estimated excess, obsolescence or impaired inventory and are charged to cost of revenue. During the nine months ended September 30, 2025 and 2024 excess and obsolescence charges were less than $0.1 million.

Inventories
Inventories are stated at the lower of cost or net realizable value under the first-in-first-out
(FIFO) assumption. Cost is determined using the weighted-average cost method. Costs include direct materials, direct labor, and indirect facilities overhead costs that are allocated to inventory based on the portion of the Company’s facilities used in manufacturing. Adjustments to reduce the cost of inventory to its net realizable value, if required, are made for estimated excess, obsolescence or impaired inventory and are charged to cost of revenue. During the years ended December 31, 2024 and 2023, excess and obsolescence charges were less than $0.2 million.

Business Combinations & Asset Acquisitions
Business Combinations & Asset Acquisitions
Upon obtaining control of another entity (even if less than 100% ownership is acquired), the Company first evaluates the transaction using the screen test to determine if the transaction constitutes the acquisition of a business in accordance with ASC 805,
Business Combinations
(ASC 805). The Company evaluates the net assets acquired to determine whether substantially all the fair value of the acquired assets is concentrated in a single identifiable asset or a group of similar identifiable assets. If substantially all the fair value of the assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, the transaction does not meet the definition of a business combination and is accounted for as an asset acquisition. In an asset acquisition, the Company allocates the cost of the acquisition to the assets and liabilities acquired at their relative fair values. Direct acquisition-related costs (e.g., transaction costs) are included in the cost of the acquired assets.

If the fair value of the acquired assets is not concentrated in a single identifiable asset or group of similar identifiable assets, the Company then evaluates whether the net assets acquired meet the definition of a business in ASC 805. If the net assets acquired meet the definition of a business the transaction qualifies as a business combination and is accounted for by applying the acquisition method of accounting. Under the acquisition method the Company recognizes and measures the assets acquired and liabilities assumed in a business combination at their acquisition date fair values. Goodwill as of the acquisition date represents the excess of the purchase price over the fair value of the assets acquired net of liabilities assumed. The purchase consideration is determined based on the fair value of the assets transferred to the seller net of any liabilities assumed by the Company, after considering any transactions that are separate from the business combination. Subsequent adjustments may be recorded to the assets acquired and liabilities assumed, with a corresponding adjustment to goodwill, during the measurement period, which may be up to one year from the acquisition date, if the adjustments relate to events and circumstances that existed at the acquisition date. Transaction costs and costs to restructure the acquired company are expensed as incurred. The Company measures contingent consideration arrangements at fair value at each reporting period, with changes in fair value recognized in the consolidated statements of operations. Changes in the fair value of contingent consideration can result from changes in the likelihood of the contingency becoming more or less probable over time, as well as changes in the fair value of equity-based contingent consideration. The Company includes the results of all acquisitions in the consolidated financial statements from the date of acquisition.

Goodwill
Goodwill
Goodwill is measured as the excess of the purchase price over the fair value of the assets acquired and liabilities assumed in a business combination. The Company tests goodwill for impairment on an annual basis, which is determined to be the first day of the fourth quarter, and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company performs impairment tests of goodwill at its reporting unit level, which is one level below its operating segments. The Company may elect to perform a qualitative assessment of goodwill in order to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount which would require a quantitative test.
If a quantitative test is required, the Company compares the fair value of the reporting unit to its carrying value, including goodwill. If the fair value of the reporting unit is lower than its carrying amount, goodwill is written down for the amount by which the carrying amount exceeds the fair value.
The fair value of the reporting unit is calculated using a market-based approach. This approach incorporates observable market data, including comparable company trading multiples, recent market transactions, and other relevant valuation metrics. Key assumptions used in the market-based valuation include selection of appropriate publicly-traded peer companies with similar operational and financial characteristics, application of relevant valuation multiples derived from market data and adjustments for differences in size, growth prospects, and risk profiles between the Company and its peers.
A goodwill impairment loss of $1.5 million was recognized related to the Company’s acquisition of Morton Photonics Incorporated and Morton Hybrid Lasers LLC (collectively, “Morton”) for the year ended

December 31, 2024. Please see Footnote 3
—Business Combination
and Footnote 4—
Goodwill
for more information.
No
impairment loss was recognized for the year ended December 31, 2023.

Intangible Assets, Net
Intangible Assets, Net
Intangible assets acquired in a business combination or in an asset acquisition that qualify for separate recognition are recognized at their fair value and amortized on a straight-line basis over their estimated useful lives or over the period the economic benefits of the asset are consumed. Residual values and useful lives are reviewed at each reporting date. Intangible assets consist of customer relationships, tradenames, software, and order backlog.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment, net is stated at cost less accumulated depreciation and amortization. Expenditures on improvements are capitalized, while expenditures on routine maintenance and repairs are expensed as incurred. Depreciation and amortization expense is calculated using the straight-line method over the estimated useful lives of the assets, as listed below:

Assets	Years
Computers and equipment	3-5
Software and website	3
Leasehold improvements	Shorter of useful life or lease term

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets such as property and equipment,
right-of-use
assets, and intangible assets with identifiable useful lives are reviewed for impairment when events or changes in circumstances indicate that the carrying value of the asset or asset group may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for impairment, the Company first compares the total estimated future undiscounted cash flows expected to be generated from the asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent the carrying amount of the asset exceeds its fair value. An impairment loss related to long-lived assets of $12.0 million was recognized for the year ended December 31, 2024, of which $11.6 million was attributed to newly-acquired intangible assets. No impairment loss was recognized for the year ended December 31, 2023. See Footnote 5—
Intangible Assets
for a description of the impaired intangible assets as of December 31, 2024.

Leases
Leases
The Company determines if an arrangement is or contains a lease at inception and classifies the lease as an operating or finance lease at the commencement date. An arrangement is or contains a lease where the Company has a right to control an identified asset. For leases with an initial term of greater than twelve months, the Company recognizes a right-of-use
asset and a lease liability as of the lease commencement date.
Right-of-use
assets represent the Company’s right to use the underlying assets for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease.
Lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term.
Right-of-use
assets are recognized as the initial measurement of the lease liabilities, plus any initial direct costs, any prepaid lease payments, and less incentives received, if any.
The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate, because the implicit rates in the Company’s leases are not readily determinable. The Company’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments and in economic environments where the leased asset is located.
The Company recognizes lease expense for its operating leases on a straight-line basis over the lease term. Lease expense for finance leases is generally front-loaded as the finance lease right-of-use
asset is depreciated on a straight-line basis, but interest expense on the liability is recognized utilizing the interest method that results in more expense during the early years of the lease. Accordingly, costs for finance leases are disaggregated and recognized as both an operating expense (for the amortization of the right-of-use
asset) and interest expense (for interest on the lease liability).
The Company’s operating and finance lease terms may include renewal or early termination options. The Company only includes renewal or termination options in the lease term when the options are reasonably certain of exercise. The assessment of whether such options are reasonably certain of exercise is based on facts and circumstances at lease commencement, including contract-based, asset-based, and entity-based factors.

Warranty Liability
Warranty Liability
The Company records warranty liabilities for the estimated costs of fulfilling its obligations under its product warranties at the time of sale. Warranty liabilities are included in accrued liabilities on the condensed consolidated balance sheets. The Company generally issues one-year
product warranties guaranteeing the product’s intended functionality but may negotiate specific terms with certain customers. Liability under product warranties is estimated based on management’s review of outstanding warranties, prior experience, and specific customer circumstances. If actual results differ from estimates, the Company revises its estimated warranty liability.
Warranty liability as of nine months ended September 30, 2025 and year ended December 31, 2024 did not have a material impact to the financial statements.

Warranty
Liability
The Company records warranty liabilities for the estimated costs of fulfilling its obligations under its product warranties at the time of sale. Warranty liabilities are included in accrued liabilities on the consolidated balance sheets. The Company generally issues one-year
p
rod
uct warranties guaranteeing the product’s intended functionality but may negotiate specific terms with certain customers. Liability under product warranties is estimated based on management’s review of outstanding warranties, prior experience, and specific customer circumstances. If actual results differ from estimates, the Company revises its estimated warranty liability. Warranty liability as of the years ended December 31, 2024 and 2023 did not have a material impact on the consolidated financial statements.

Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Stock
The Company accounts for its preferred stock subject to possible redemption in accordance with the guidance in ASC 480,
Distinguishing Liabilities from Equity
. As all series of the Company’s preferred stock are contingently redeemable upon the occurrence of events not solely within the Company’s control, the preferred stock is presented as mezzanine equity, separate from the stockholders’ deficit section of the consolidated balance sheet. The preferred stock is initially recorded at the fair value determined on the issuance date. Adjustments to the fair value of the preferred stock to the current market value are not made each period. Rather, the Company assesses whether the preferred stock has become redeemable or the probability that the preferred stock will become redeemable in determining whether to record subsequent measurement adjustments. Refer to Footnote 12—
Convertible Redeemable Preferred Stock
for additional information.

Revenue Recognition
Revenue Recognition
The Company primarily generates revenue from customers under governmental contracts and commercial contracts. Governmental revenue includes revenue recognized primarily from contracts with the U.S. and U.K. governments. Commercial revenue includes revenue recognized primarily from contracts with research institutes and private companies located predominantly in the U.S. and U.K. Refer to Footnote 2
—Revenue Recognition
for the Company’s revenue, as presented on the consolidated statement of operations and comprehensive loss, disaggregated by governmental and commercial revenues.
The Company’s government contracts are primarily related to research and development projects or the development of a product to agreed-upon specifications. Government contracts typically have a single performance obligation. Contracts are typically either report-based research in which various activities are significantly integrated until the final report that is provided, or contracts are prototype- or product-based development in which the Company provides a significant service of integrating development activities throughout the term of the contract until the final prototype or product is delivered. The Company recognizes revenue over time as control of the goods or services is transferred to the customer. In these instances, the contracts have provisions that are deemed to transfer control to the customer over time. The selection of the method to measure progress towards completion requires judgment and is based on the nature of the products or services to be provided. The Company generally uses an input measure of progress for its contracts based on costs incurred because it best depicts the transfer of control to the customer, which occurs as the Company incurs the costs to fulfill its contracts. The costs incurred are predominantly related to labor and materials, incurrence of which is indicative of progress and transfer of value to the customer. The Company utilizes the proportional performance method to recognize revenue for its fixed price contracts. Accounting for long-term contracts requires significant judgment and estimation, which could be considerably different if the underlying circumstances were to change. When any adjustments of estimated contract revenue or costs are required, any changes from prior estimates are included in revenues or earnings in the period in which the change occurs.
The Company determines the transaction price for revenues under government contracts by using a cost-plus margin approach. The estimation of costs is based on historical knowledge and engineering expertise of tasks and components required to complete the project. The resulting consideration is contracted either as a firm fixed price (fixed consideration) or a cost-plus fixed fee arrangement (variable consideration). Under a cost-plus fixed fee arrangement, the amount of variable consideration consists of direct and indirect costs plus a fixed fee. A provisional rate, which is used as an initial estimate of indirect costs, is established through agreement with the government for all government contracts.
Variable consideration is included in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur.
Contracts with commercial customers for products generally contain separate performance obligations, as each individual product can be transferred independently of each other to the customer. Revenues under commercial contracts are generally recognized at a point in time when the Company satisfies its performance obligations and control of the goods or services transfers to the customer. Control typically transfers to the customer when the goods are shipped but can also transfer when the customer receives and accepts the goods, based on the terms of the contract. The transaction price for revenues under commercial contracts is fixed and stated in the contract with the customer. There are no forms of variable consideration or discounts offered for early payment in commercial contracts. The Company’s commercial contracts typically include a standard one-year
warranty period. These assurance-type warranties do not represent separate performance obligations because the warranties are only for the products to comply with agreed-upon specifications, and they do not provide the Company’s customers with any additional distinct services. The Company has elected the practical expedient, enabling it to recognize shipping and handling costs performed after a customer obtains control of the good as fulfillment of the original performance obligation, rather than as a separate performance obligation, and includes such costs as a component of the transaction price.
The Company also has commercial service contracts that are primarily related to quantum software research and development projects. These contracts typically have a single performance obligation. The Company recognizes revenue over time as control of the goods or services is transferred to the customer. In these instances, the contracts have provisions that are deemed to transfer control to the customer over time. Similar to government service contracts, the Company generally uses an input measure of progress for its contracts based on costs incurred.
The transaction price for both government and commercial contracts typically does not include a significant financing component.
The Company’s contracts are often subsequently modified to include changes in specifications, requirements, or price, which may create new or change existing enforceable rights and obligations. Depending on the nature of the modification, the Company considers whether to account for the modification as an adjustment to the existing contract or as a separate contract. Generally, modifications to the Company’s contracts are either separate contracts or are not distinct from the existing contract due to the significant integration and interrelated tasks provided in the context of the contract. Modifications to add non-distinct
services are accounted for as if they were part of the existing contract and recognized as a cumulative adjustment to revenue.
The timing of revenue recognition, billings, and cash collection may result in unbilled receivables or contract liabilities. Unbilled receivables arise when revenue recognized exceeds the amount billed to customers and represent the Company’s right to consideration that is conditional upon factors other than the passage of time. Contract liabilities arise when the Company receives consideration from customers in advance of providing goods or services and represent the Company’s obligations to satisfy performance obligations. Contract liabilities are recognized as revenue when (or as) the performance obligations are satisfied. Unbilled receivables and contract liabilities are generally classified as current assets and liabilities, respectively in the consolidated balance sheets.

Accounting for Government Grants
Accounting for Government Grants
U.S. GAAP does not provide authoritative guidance on accounting for government grants to for-profit
entities. In the absence of such guidance, the Company applies International Accounting Standard 20,
Accounting for Government Grants and Disclosure of Government Assistance
(“IAS 20”), by analogy.
Under IAS 20, a government grant is recognized when there is reasonable assurance (analogous to “probable” as defined in U.S. GAAP) that the Company will comply with the conditions of the grant and the grant will be received. Grants are recognized in earnings on a systematic basis over the periods in which the related qualifying expenses are incurred.
IAS 20 permits recognition either (i) separately under a general heading such as other income, (ii) as a reduction of the related expense, or (iii) as a reduction of the cost of the related asset. The Company records government grants in accordance with the nature of the grant and has elected to present such income separately within grant income to distinguish it from other operating items. Generally, government grant income results from arrangements where the Company does not have an obligation to provide the counter party with an end deliverable, whereas arrangements with governmental entities that obligate the Company to provide a prototype product, research paper, or other form of deliverable are accounted for as revenue.

Cost of Revenue
Cost of Revenue
The cost of revenue primarily consists of labor, including direct labor and third-party specialist subcontractors, materials and equipment costs related to delivering the Company’s products and services, allocated facility costs, and warranty expenses. Allocated facility costs primarily include depreciation and amortization expenses, information technology costs, and facility occupancy costs. Costs of products and services are recorded as or when control of products is transferred to the customer, and as services are performed.

Research and Development
Research and Development
Research and development expenses primarily consist of personnel-related costs, including salaries, benefits, and stock-based compensation costs, costs of materials, costs of consultants, and allocated facility costs associated with the research, engineering, design, and development of the Company’s quantum computing technologies. Allocated facility costs primarily include depreciation and amortization expenses, information technology costs, and facility occupancy costs. Research and development costs are expensed as incurred.

Selling and Marketing
Selling and Marketing
Selling and marketing expenses primarily consist of personnel-related costs, including salaries, commissions, benefits, and stock-based compensation costs, for employees performing bid, proposal, marketing, and sales functions. In addition, these expenses include allocated facility costs and the costs of consultants performing similar functions. Selling and marketing costs are expensed as incurred.

General and Administrative
General and Administrat
iv
e
General and administrative expenses primarily consist of personnel-related costs, including salaries, benefits, and stock-based compensation costs, for executive leadership and employees in legal, finance, accounting, human resources, information technology, and other administrative functions. In addition, these expenses include allocated facility costs and costs of consultants and advisors. General and administrative costs are expensed as incurred.

Foreign Currency Measurement and Translation
Foreign Currency Measurement and Translation
Infleqtion operates in the U.K. and Australia in the form of its wholly owned subsidiaries, ColdQuanta U.K. Ltd, and ColdQuanta Australia, respectively. The functional currency of ColdQuanta U.K. Ltd is the British Pound Sterling (GBP), while ColdQuanta Australia’s functional currency is the Australian Dollar (AUD). ColdQuanta U.K. Ltd has foreign currency transactions in U.S. dollars (USD) and Euros (EUR). ColdQuanta Australia has foreign currency transactions USD. For both subsidiaries, foreign currency monetary assets primarily consist of bank accounts held in foreign currency and accounts receivable balances. Monetary assets and liabilities denominated in a currency other than the functional currency are remeasured to the functional currency using the exchange rate as of the balance sheet date.
Non-monetary
assets and liabilities are remeasured to the functional currency using historical exchange rates. Gains and losses resulting from foreign currency transactions are recognized in the consolidated statement of operations and comprehensive loss. At both foreign subsidiaries, the assets and liabilities are translated from the functional currency to USD, the Company’s reporting currency, using the exchange rate existing on each respective balance sheet date. Revenues and expenses are translated using the average exchange rates for the period. The resulting translation adjustments are included in stockholders’ deficit as a component of accumulated other comprehensive loss.

Total other income, net		Total other income, net Total other income, net consists of interest income, the change in fair value of SAFE liabilities, and other miscellaneous expenses.
Comprehensive Loss
Comprehensive Loss
Comprehensive loss consists of net loss and other comprehensive income (loss), which principally includes foreign currency translation adjustments. Accumulated other comprehensive income (loss) is reported as a component of stockholders’ deficit.

Related Party Transactions
Related Party Transactions
A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries’ controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.
The consolidated financial statements include disclosure of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business.
However, disclosure of transactions that are eliminated in the preparation of the accompanying consolidated financial statements is not required.

Correction of Immaterial Errors
Correction of Immaterial Errors
Subsequent to the original issuance of the Company’s consolidated financial statements for the years ended December 31, 2024 and 2023, the Company identified errors related to the recognition of unbilled accounts receivable and cost of products, the erroneous impairment of a lease right-of-use asset, and the timing of recognition of certain refundable tax credits. In addition, the Company identified an error in Footnote 2 —
Revenue Recognition
related to the amount of revenue expected to be recognized in the years ending December 31, 2025 and 2026 from performance obligations that remain unsatisfied (or partially unsatisfied) at December 31, 2024. The amount of revenue expected to be recognized in the year ending December 31, 2025 was understated
by $
0.6
million and the amount to expected to be recognized in the year ending December 31, 2026 was overstated by $
0.6
million. Management evaluated the errors and the impact to previously issued financial statements based upon Accounting Standards Codification (“ASC”) 250, Accounting Changes and Error Corrections. Based on this evaluation, management has concluded that the adjustments and impact of these errors are not material to any previously issued financial statements.
To correct the immaterial errors, the Company elected to revise its previously reported annual consolidated financial statements. Included below is a summary of the previously reported amounts, the impact of these adjustments and the as-adjusted amounts for the year ended December 31, 2024.
Consolidated Balance Sheet

	As of December 31, 2024
	As Reported	Adjustments	As Adjusted
ASSETS
CURRENT ASSETS:
Accounts receivable	$3,492	$541	$4,033
Unbilled receivables	4,863	(1,305)	3,558

Total current assets	61,715	(764)	60,951
Property and equipment, net	9,915	100	10,015
Operating lease right-of-use assets	5,131	269	5,400

TOTAL ASSETS	$86,713	$(395)	$86,318

LIABILITIES, CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
CURRENT LIABILITIES:
Accrued liabilities	$9,081	$197	$9,278

Total current liabilities	16,530	197	16,727

TOTAL LIABILITIES	21,712	197	21,909
Accumulated deficit	(198,699)	(592)	(199,291)

Total Stockholders’ Deficit	(182,583)	(592)	(183,175)

Total Liabilities, Convertible Redeemable Preferred Stock and Stockholders’ Deficit	$86,713	$(395)	$86,318

Consolidated Statements of Operations and Comprehensive Loss

	For the period ended December 31, 2024
	As Reported	Adjustments	As Adjusted
Cost of revenue
Cost of products	$16,266	$1,305	$17,571
Cost of services	2,185	16	2,201

Total cost of revenue	18,451	1,321	19,772

Gross profit	10,385	(1,321)	9,064

General and administrative	24,209	(334)	23,875
Grant income	(994)	(63)	(1,057)

Loss from operations	(52,084)	(924)	(53,008)

Other, net	(353)	332	(21)

Total other (expense) income, net	(1,090)	332	(758)

Loss before income taxes	(53,174)	(592)	(53,766)

Net loss	$(53,172)	$(592)	$(53,764)

Comprehensive loss	$(52,698)	$(592)	$(53,290)

Net loss per share attributable to common stockholders - basic and diluted	$(1.34)	$(0.01)	$(1.35)

Consolidated Statements of Cash Flows

	For the period ended December 31, 2024
	As Reported	Adjustments	As Adjusted
Cash flows from operating activities
Net loss	$(53,172)	$(592)	$(53,764)
Depreciation and amortization expense	2,716	(100)	2,616
Accounts receivable	(1,440)	(541)	(1,981)
Unbilled receivables	(3,559)	1,305	(2,254)
Accrued liabilities	3,366	197	3,563
Operating lease right-of-use assets	(2,242)	(269)	(2,511)

Net cash used in operating activities	(32,467)	—	(32,467)

There was no impact on the Consolidated Balance sheet as of December 31, 2023, and the Consolidated Statement of Operations and Comprehensive Loss, Consolidated Statements of Changes in Convertible Redeemable Preferred Stock and Stockholders’ Deficit, or Consolidated Statement of Cash Flows for the year ended December 31, 2023.